Expense Example - PIMCO RAE US Small Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	53	169	295	664	63	201	350	785	465	659	869	1,474